Putnam Investments
One Post Office Square
Boston, MA 02109
March 5, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Global Income Trust (Securities Act Reg. No. 33-7232 and Investment Company Act File No. 811-
04524) (the “Fund”)—Post-Effective Amendment No. 37 to the Fund’s Registration Statement on Form N-
1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 37 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 27, 2015.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext.12577.

Very truly yours,

Putnam Global Income Trust

/s/ Jonathan S. Horwitz
By:	____________________________
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James Thomas, Esq.
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